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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making semiannual filing for 2 of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund for the year ended March 31, 2005. These 2 series have a 9/31 fiscal year end.

Date of reporting period: March 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Special Equity Fund

Evergreen

SPECIAL EQUITY FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Equity Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Timothy M.
 Stevenson, CFA, CMT
Special Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

6-month return with sales
charge	0.73%	1.55%	5.55%	N/A	N/A

6-month return w/o sales charge	6.92%	6.55%	6.55%	7.15%	6.99%

Average annual return*

1-year with sales charge	-6.43%	-6.34%	-2.40%	N/A	N/A

1-year w/o sales charge	-0.72%	-1.41%	-1.41%	-0.39%	-0.72%

5-year	-5.61%	-5.51%	-5.18%	-4.23%	-4.44%

10-year	12.03%	12.24%	12.24%	12.98%	12.72%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on (1) Class IS from 7/27/1998 to their inception, (2) the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and (3) the original class of shares of the fund’s predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. Historical performance shown for Class I prior to 7/27/1998, its inception, is based on the performance of the Class Y shares of the fund’s predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998, and the original class of shares of the fund’s predecessor fund from 3/15/1994 to 2/20/1995, and reflects the same 0.25% 12b-1 fee applicable to Class IS.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,069.20	$8.31
Class B	$ 1,000.00	$ 1,065.53	$11.90
Class C	$ 1,000.00	$ 1,065.53	$11.84
Class I	$ 1,000.00	$ 1,071.49	$6.71
Class IS	$ 1,000.00	$ 1,069.89	$8.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.90	$8.10
Class B	$ 1,000.00	$ 1,013.41	$11.60
Class C	$ 1,000.00	$ 1,013.46	$11.55
Class I	$ 1,000.00	$ 1,018.45	$6.54
Class IS	$ 1,000.00	$ 1,017.15	$7.85

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.61% for Class A, 2.31% for Class B, 2.30% for Class C, 1.30% for Class I and 1.56% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,				Year Ended June 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001[1]	2001	2000[2]

Net asset value, beginning of period	$11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67	$ 13.97

Income from investment operations
Net investment loss	(0.07)	(0.14)[3]	(0.10)[3]	(0.06)	(0.01)	(0.05)	(0.04)
Net realized and unrealized gains or
losses on securities	0.87	0.84	3.39	(2.20)	(1.41)	(2.79)	3.93

Total from investment operations	0.80	0.70	3.29	(2.26)	(1.42)	(2.84)	3.89

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$12.36	$ 11.56	$ 10.86	$ 7.57	$ 9.83	$ 11.25	$ 15.67

Total return[4]	6.92%	6.45%	43.46%	(22.99%)	(12.62%)	(20.00%)	31.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$85,503	$87,240	$56,644	$26,727	$30,425	$34,927	$35,390
Ratios to average net assets
Expenses[5]	1.61%[6]	1.57%	1.57%	1.26%	1.24%[6]	1.24%	1.31%[6]
Net investment loss	(1.01%)[6]	(1.20%)	(1.14%)	(0.61%)	(0.37%)[6]	(0.47%)	(0.61%)[6]
Portfolio turnover rate	70%	221%	149%	164%	25%	178%	172%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,				Year Ended June 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001[1]	2001	2000[2]

Net asset value, beginning of period	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59	$ 13.97

Income from investment operations
Net investment loss	(0.10)[3]	(0.22)[3]	(0.16)[3]	(0.15)	(0.03)	(0.12)	(0.08)
Net realized and unrealized gains or
losses on securities	0.83	0.82	3.30	(2.12)	(1.39)	(2.80)	3.89

Total from investment operations	0.73	0.60	3.14	(2.27)	(1.42)	(2.92)	3.81

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.87	$ 11.14	$ 10.54	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Total return[4]	6.55%	5.69%	42.43%	(23.47%)	(12.80%)	(20.67%)	30.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,655	$33,438	$34,722	$28,404	$40,477	$46,795	$40,898
Ratios to average net assets
Expenses[5]	2.31%[6]	2.27%	2.28%	2.01%	1.99%[6]	1.99%	2.06%[6]
Net investment loss	(1.71%)[6]	(1.90%)	(1.83%)	(1.35%)	(1.12%)[6]	(1.21%)	(1.36%)[6]
Portfolio turnover rate	70%	221%	149%	164%	25%	178%	172%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,				Year Ended June 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001[1]	2001	2000[2]

Net asset value, beginning of period	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59	$ 13.97

Income from investment operations
Net investment loss	(0.10)[3]	(0.22)[3]	(0.16)[3]	(0.16)	(0.03)	(0.14)	(0.09)
Net realized and unrealized gains or
losses on securities	0.83	0.83	3.29	(2.11)	(1.39)	(2.78)	3.90

Total from investment operations	0.73	0.61	3.13	(2.27)	(1.42)	(2.92)	3.81

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$ 11.87	$ 11.14	$ 10.53	$ 7.40	$ 9.67	$ 11.09	$ 15.59

Total return[4]	6.55%	5.79%	42.30%	(23.47%)	(12.80%)	(20.67%)	30.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,171	$19,678	$18,723	$13,982	$20,208	$23,510	$25,769
Ratios to average net assets
Expenses[5]	2.30%[6]	2.27%	2.28%	2.01%	1.98%[6]	1.99%	2.06%[6]
Net investment loss	(1.71%)[6]	(1.90%)	(1.83%)	(1.36%)	(1.12%)[6]	(1.23%)	(1.36%)[6]
Portfolio turnover rate	70%	221%	149%	164%	25%	178%	172%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from August 30, 1999 (commencement of class operations), to June 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,				Year Ended June 30,
	March 31, 2005
CLASS I	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92	$ 14.20

Income from investment operations
Net investment loss	(0.04)[2]	(0.11)[2]	(0.07)[2]	(0.04)	(0.01)	(0.03)	(0.05)
Net realized and unrealized gains or
losses on securities	0.89	0.86	3.47	(2.24)	(1.43)	(2.85)	3.96

Total from investment operations	0.85	0.75	3.40	(2.28)	(1.44)	(2.88)	3.91

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$12.74	$ 11.89	$ 11.14	$ 7.74	$ 10.02	$ 11.46	$ 15.92

Total return	7.15%	6.73%	43.93%	(22.75%)	(12.57%)	(19.92%)	30.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$177,261	$259,438	$247,412	$214,871	$251,463	$264,723	$192,146
Ratios to average net assets
Expenses[3]	1.30%[4]	1.27%	1.28%	1.01%	0.99%[4]	0.99%	1.05%
Net investment loss	(0.72%)[4]	(0.90%)	(0.82%)	(0.36%)	(0.13%)[4]	(0.22%)	(0.35%)
Portfolio turnover rate	70%	221%	149%	164%	25%	178%	172%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,				Year Ended June 30,
	March 31, 2005
CLASS IS	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$11.59	$10.89	$ 7.59	$ 9.84	$11.27	$15.70	$14.05

Income from investment operations
Net investment loss	(0.06)[2]	(0.14)[2]	(0.09)[2]	(0.07)	0	(0.05)	(0.10)
Net realized and unrealized gains
or losses onsecurities	0.87	0.84	3.39	(2.18)	(1.43)	(2.80)	3.94

Total from investment operations	0.81	0.70	3.30	(2.25)	(1.43)	(2.85)	3.84

Distributions to shareholders from
Net realized gains	0	0	0	0	0	(1.58)	(2.19)

Net asset value, end of period	$12.40	$11.59	$10.89	$ 7.59	$ 9.84	$11.27	$15.70

Total return	6.99%	6.43%	43.48%	(22.87%)	(12.69%)	(20.02%)	30.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,399	$3,456	$2,878	$3,107	$4,680	$5,349	$7,835
Ratios to average net assets
Expenses[3]	1.56%[4]	1.52%	1.53%	1.26%	1.23%[4]	1.24%	1.30%
Net investment loss	(0.96%)[4]	(1.15%)	(1.07%)	(0.60%)	(0.37%)[4]	(0.48%)	(0.61%)
Portfolio turnover rate	70%	221%	149%	164%	25%	178%	172%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 90.0%
CONSUMER DISCRETIONARY 13.5%
Hotels, Restaurants & Leisure 4.8%
California Pizza Kitchen, Inc.	114,748	$2,689,693
Choice Hotels International, Inc.	74,882	4,638,940
CKE Restaurants, Inc. * (p)	266,545	4,224,738
Mikohn Gaming Corp.	149,741	1,880,747
Shuffle Master, Inc. * (p)	57,793	1,673,685

		15,107,803

Household Durables 0.6%
Tempur-Pedic International, Inc. (p)	106,104	1,979,901

Internet & Catalog Retail 0.8%
Coldwater Creek, Inc. *	68,339	1,262,895
Provide Commerce, Inc. (p)	45,060	1,301,333

		2,564,228

Leisure Equipment & Products 2.0%
Marine Products Corp.	35,166	591,140
Marvel Enterprises, Inc. * (p)	145,738	2,914,760
The Nautilus Group, Inc. (p)	118,230	2,809,145

		6,315,045

Media 0.9%
Getty Images, Inc. * (p)	17,999	1,279,909
Thomas Nelson, Inc. (p)	60,402	1,428,507

		2,708,416

Specialty Retail 2.1%
Big 5 Sporting Goods Corp.	101,950	2,518,165
Build-A-Bear Workshop, Inc. * (p)	25,568	783,659
Pantry, Inc. * (p)	79,424	2,459,761
Trans World Entertainment Corp. (p)	60,343	888,853

		6,650,438

Textiles, Apparel & Luxury Goods 2.3%
Deckers Outdoor Corp. * (p)	16,983	606,973
Hartmarx Corp. *	337,750	3,222,135
Wolverine World Wide, Inc.	149,847	3,211,221

		7,040,329

CONSUMER STAPLES 4.3%
Beverages 0.8%
Hansen Natural Corp. (p)	42,696	2,564,749

Food & Staples Retailing 1.5%
7-Eleven, Inc. *	105,599	2,536,488
Smart & Final, Inc. * (p)	168,817	2,052,815

		4,589,303

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.4%
Gold Kist, Inc. *	83,107	$1,321,401

Household Products 0.4%
Rayovac Corp. *	30,751	1,279,242

Personal Products 1.2%
Chattem, Inc. *	57,659	2,564,096
Parlux Fragrances, Inc. (p)	58,576	1,268,170

		3,832,266

ENERGY 4.3%
Energy Equipment & Services 1.4%
Core Laboratories N.V. *	97,441	2,501,311
Universal Compression Holdings, Inc. *	51,213	1,939,436

		4,440,747

Oil & Gas 2.9%
Berry Petroleum Co., Class A	22,392	1,152,068
Cimarex Energy Co. * (p)	31,563	1,230,957
General Maritime Corp. * (p)	50,887	2,464,966
Harvest Natural Resources, Inc. * (p)	52,049	618,863
Petroleum Development Corp. *	59,107	2,227,743
Tsakos Energy Navigation, Ltd. (p)	31,515	1,387,605

		9,082,202

FINANCIALS 6.9%
Commercial Banks 1.3%
East West Bancorp, Inc.	41,338	1,526,199
Silicon Valley Bancshares *	28,619	1,260,953
UCBH Holdings, Inc.	31,137	1,242,367

		4,029,519

Consumer Finance 0.4%
Cash America International, Inc.	64,854	1,422,248

Insurance 5.2%
Allmerica Financial Corp. *	35,339	1,270,437
Delphi Financial Group, Inc.	87,625	3,767,875
Endurance Specialty Holdings, Ltd.	72,149	2,730,118
Ohio Casualty Corp. *	169,614	3,897,730
Reinsurance Group of America, Inc.	59,263	2,523,418
Universal American Financial Corp. *	117,626	2,034,930

		16,224,508

HEALTH CARE 15.1%
Biotechnology 3.5%
Affymetrix, Inc. * (p)	77,507	3,320,400
Array BioPharma, Inc.	158,217	1,109,101
DUSA Pharmaceuticals, Inc. * (p)	106,847	932,774

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Incyte Corp. * (p)	148,150	$1,011,865
Lexicon Genetics, Inc. * (p)	204,977	1,047,432
Orchid BioSciences, Inc. (p)	63,212	743,373
Third Wave Technologies, Inc. * (p)	225,449	1,298,586
United Therapeutics Corp. *	35,417	1,618,380

		11,081,911

Health Care Equipment & Supplies 4.0%
Cutera, Inc. *	21,100	406,808
Dade Behring Holdings, Inc. *	56,243	3,314,400
Haemonetics Corp. *	58,685	2,474,160
Hologic, Inc.	38,100	1,214,438
Palomar Medical Technologies, Inc. * (p)	90,926	2,452,274
Respironics, Inc. *	33,763	1,967,370
Vital Signs, Inc.	16,770	668,955

		12,498,405

Health Care Providers & Services 5.3%
Genesis HealthCare Corp.	76,287	3,271,950
LCA-Vision, Inc.	116,080	3,865,464
MedCath Corp. (p)	25,377	743,546
RehabCare Group, Inc. *	41,484	1,191,006
Sierra Health Services, Inc. * (p)	46,873	2,992,372
TriZetto Group, Inc. (p)	73,069	680,272
Ventiv Health, Inc. * (p)	173,510	3,990,730

		16,735,340

Pharmaceuticals 2.3%
Bone Care International, Inc. *	74,374	1,929,262
Endo Pharmaceuticals Holdings, Inc. *	119,718	2,699,641
First Horizon Pharmaceutical Corp. * (p)	144,821	2,444,578

		7,073,481

INDUSTRIALS 19.5%
Aerospace & Defense 2.7%
Innovative Solutions & Support, Inc. * (p)	142,357	4,519,835
Moog, Inc., Class A *	87,525	3,956,130

		8,475,965

Air Freight & Logistics 1.1%
Dynamex, Inc. * (p)	146,287	2,647,795
Hub Group Inc., Class A *	11,169	699,961

		3,347,756

Commercial Services & Supplies 7.2%
Banta Corp.	73,263	3,135,656
Bright Horizons Family Solutions, Inc. *	50,666	1,709,471
Consolidated Graphics, Inc.	52,420	2,757,292

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
DiamondCluster International, Inc., Class A *	242,524	$3,904,636
Duratek, Inc. * (p)	57,160	1,140,342
Heidrick & Struggles International, Inc. * (p)	93,919	3,453,402
ITT Educational Services, Inc. *	49,926	2,421,411
Labor Ready, Inc. * (p)	224,235	4,181,983

		22,704,193

Construction & Engineering 0.2%
Perini Corp.	41,132	567,210

Electrical Equipment 2.3%
Energy Conversion Devices, Inc. * (p)	155,476	3,533,969
Thomas & Betts Corp. *	117,073	3,781,458

		7,315,427

Machinery 4.5%
American Science & Engineering, Inc. * (p)	39,914	1,784,555
Graco, Inc.	86,232	3,480,324
Middleby Corp. (p)	12,111	598,283
Oshkosh Truck Corp.	35,100	2,877,849
Stewart & Stevenson Services, Inc.	80,480	1,842,187
Toro Co.	39,783	3,520,795

		14,103,993

Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A *	23,772	615,933
J.B. Hunt Transport Services, Inc.	49,268	2,156,460

		2,772,393

Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A	63,444	1,938,849

INFORMATION TECHNOLOGY 24.8%
Communications Equipment 4.9%
Comtech Telecommunications Corp. (p)	54,648	2,847,161
Digi International, Inc.	82,223	1,128,100
ECI Telecom, Ltd. *	194,091	1,395,514
Extreme Networks, Inc.	337,653	1,988,776
NETGEAR, Inc. (p)	176,709	2,666,539
Packeteer, Inc. *	181,853	2,798,718
Symmetricom, Inc.	240,570	2,667,921

		15,492,729

Computers & Peripherals 1.5%
Intergraph Corp. * (p)	66,011	1,901,777
Western Digital Corp. *	221,862	2,828,740

		4,730,517

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.9%
Agilysys, Inc. (p)	92,394	$1,816,466
Benchmark Electronics, Inc. *	47,349	1,507,119
Brightpoint, Inc	101,848	1,907,613
Dionex Corp. *	57,956	3,158,602
Orbotech Ltd.	113,735	2,490,797
TTM Technologies, Inc. *	128,427	1,343,346

		12,223,943

Internet Software & Services 1.4%
Earthlink, Inc.	268,932	2,420,388
Jupitermedia Corp. (p)	120,843	1,874,275

		4,294,663

IT Services 1.9%
Euronet Worldwide, Inc. *	101,411	2,895,284
Forrester Research, Inc. *	99,627	1,402,748
iPayment Holdings, Inc. * (p)	37,805	1,595,371

		5,893,403

Semiconductors & Semiconductor Equipment 5.8%
ATMI, Inc. * (p)	154,313	3,863,998
DSP Group, Inc.	78,059	2,010,800
Freescale Semiconductor, Inc., Class A	87,289	1,479,549
IXYS Corp.	147,814	1,690,992
MIPS Technologies, Inc.	254,165	2,922,897
Nanometrics, Inc. * (p)	148,295	1,745,432
Photronics, Inc.	104,523	1,891,866
Varian Semiconductor Equipment Associates, Inc.	68,818	2,615,772

		18,221,306

Software 5.4%
Advent Software, Inc.	72,913	1,325,558
ANSYS, Inc. *	102,573	3,509,022
CCC Information Services Group, Inc.	28,577	652,984
Quality Systems, Inc. (p)	52,822	2,236,484
Sybase, Inc. *	157,062	2,899,365
Wind River Systems, Inc.	172,132	2,595,751
Witness Systems, Inc. *	210,113	3,687,483

		16,906,647

MATERIALS 1.1%
Metals & Mining 1.1%
Gerdau AmeriSteel Corp.	194,576	1,177,185
IPSCO, Inc.	45,477	2,319,327

		3,496,512

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Alaska Communications Systems Group, Inc. (p)	153,308	$1,540,745

Total Common Stocks (cost $245,550,059)		282,567,733

EXCHANGE TRADED FUND 4.0%
iShares Russell 2000 Growth Index Fund (cost $13,140,720)	199,984	12,514,999

SHORT-TERM INVESTMENTS 31.1%
MUTUAL FUND SHARES 31.1%
Evergreen Institutional Money Market Fund ø	20,923,279	20,923,279
Navigator Prime Portfolio (p)(p)	76,691,245	76,691,245

Total Short-Term Investments (cost $97,614,524)		97,614,524

Total Investments (cost $356,305,303) 125.1%		392,697,256
Other Assets and Liabilities (25.1%)		(78,708,833)

Net Assets 100.0%		$313,988,423

*        Non-income producing security

(p)      All or a portion of this security is on loan.

ø        Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p)  Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2005:

Information Technology	25.6%
Industrials	20.7%
Health Care	16.1%
Consumer Discretionary	14.4%
Financials	8.1%
Consumer Staples	4.6%
Energy	4.6%
Materials	1.2%
Telecommunication Services	0.5%
Other	4.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $356,305,303)
including $75,360,200 of securities loaned	$392,697,256
Receivable for securities sold	168,182
Receivable for Fund shares sold	152,946
Dividends receivable	90,891
Receivable for securities lending income	33,209
Prepaid expenses and other assets	37,472

Total assets	393,179,956

Liabilities
Payable for securities purchased	1,755,093
Payable for Fund shares redeemed	662,348
Payable for securities on loan	76,691,245
Advisory fee payable	7,792
Distribution Plan expenses payable	2,034
Due to other related parties	25,492
Accrued expenses and other liabilities	47,529

Total liabilities	79,191,533

Net assets	$313,988,423

Net assets represented by
Paid-in capital	$334,416,003
Undistributed net investment loss	(1,758,954)
Accumulated net realized losses on securities	(55,060,579)
Net unrealized gains on securities	36,391,953

Total net assets	$313,988,423

Net assets consists of
Class A	$85,503,445
Class B	30,654,583
Class C	17,170,673
Class I	177,260,987
Class IS	3,398,735

Total net assets	$313,988,423

Shares outstanding
Class A	6,919,175
Class B	2,582,775
Class C	1,447,041
Class I	13,915,814
Class IS	274,142

Net asset value per share
Class A	$12.36
Class A — Offering price (based on sales charge of 5.75%)	$13.11
Class B	$11.87
Class C	$11.87
Class I	$12.74
Class IS	$12.40

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends	$854,990
Securities lending income	261,880

Total investment income	1,116,870

Expenses
Advisory fee	1,703,148
Distribution Plan expenses
Class A	133,612
Class B	164,241
Class C	94,195
Class IS	4,363
Administrative services fee	189,613
Transfer agent fees	424,630
Trustees’ fees and expenses	2,507
Printing and postage expenses	30,538
Custodian and accounting fees	48,779
Registration and filing fees	45,342
Professional fees	12,141
Interest expense	485
Other	17,930

Total expenses	2,871,524
Less: Expense reductions	(2,133)
Expense reimbursements	(76)

Net expenses	2,869,315

Net investment loss	(1,752,445)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	27,327,057
Net change in unrealized gains or losses on securities	2,975,134

Net realized and unrealized gains or losses on securities	30,302,191

Net increase in net assets resulting from operations	$28,549,746

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment loss		$(1,752,445)		$(4,725,826)
Net realized gains on securities		27,327,057		59,941,462
Net change in unrealized gains
or losses on securities		2,975,134		(34,399,950)

Net increase in net assets resulting
from operations		28,549,746		20,815,686

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	685,776	8,434,641	4,245,080	51,429,894
Class B	111,905	1,319,117	472,896	5,518,038
Class C	179,319	2,142,470	660,503	7,761,689
Class I	1,710,437	21,499,044	11,232,262	139,098,934
Class IS	61,270	761,680	212,006	2,578,428

		34,156,952		206,386,983

Automatic conversion of Class B
shares to Class A shares
Class A	85,534	1,041,784	108,237	1,286,150
Class B	(88,892)	(1,041,784)	(111,922)	(1,286,150)

		0		0

Payment for shares redeemed
Class A	(1,401,059)	(17,162,879)	(2,020,795)	(24,100,929)
Class B	(442,282)	(5,205,787)	(654,455)	(7,503,078)
Class C	(499,433)	(5,882,423)	(670,997)	(7,583,623)
Class I	(9,607,159)	(122,669,847)	(11,636,254)	(143,033,192)
Class IS	(85,247)	(1,048,304)	(178,221)	(2,110,125)

		(151,969,240)		(184,330,947)

Net increase (decrease) in net assets
resulting from capital share transactions		(117,812,288)		22,056,036

Total increase (decrease) in net assets		(89,262,542)		42,871,722
Net assets
Beginning of period		403,250,965		360,379,243

End of period		$313,988,423		$403,250,965

Undistributed net investment loss		$(1,758,954)		$(6,509)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Equity Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC reimbursed expenses in the amount of $76.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $26,507 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $2,838 from the sale of Class A shares, and $57,164 and $2,925 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $258,636,941 and $393,850,695, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $75,360,200 and $76,691,245, respectively.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $356,637,456. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,253,843 and $8,194,043, respectively, with a net unrealized appreciation of $36,059,800.

As of September 30, 2004, the Fund had $81,559,591 in capital loss carryovers for federal income tax purposes with $31,089,054 expiring in 2009, $7,509,457 expiring in 2010 and $42,961,080 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2005, the Fund had average borrowings outstanding of $17,377 on an annualized basis at an average rate of 2.80% and paid interest of $485.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566388 rv2     5/2005

Evergreen Strategic Growth Fund

Evergreen

STRATEGIC GROWTH FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Growth Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

W. Shannon Reid, CFA

Large Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return
with sales charge	0.19%	0.94%	4.91%	N/A	N/A	N/A

6-month return
w/o sales charge	6.29%	5.94%	5.91%	6.43%	6.30%	6.17%

Average annual return*

1-year with sales charge	-4.82%	-4.69%	-0.72%	N/A	N/A	N/A

1-year w/o sales charge	0.99%	0.31%	0.28%	1.28%	1.09%	0.91%

5-year	-10.59%	-10.30%	-10.02%	-9.32%	-9.55%	-9.41%

10-year	9.98%	10.33%	10.33%	10.75%	10.47%	10.70%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I, IS and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Classes I and IS prior to 11/24/1997 is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Classes I and IS expenses, respectively. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,062.89	$5.50
Class B	$ 1,000.00	$ 1,059.41	$9.09
Class C	$ 1,000.00	$ 1,059.06	$9.09
Class I	$ 1,000.00	$ 1,064.32	$3.96
Class IS	$ 1,000.00	$ 1,062.96	$5.25
Class R	$ 1,000.00	$ 1,061.71	$6.43
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,019.60	$5.39
Class B	$1,000.00	$ 1,016.11	$8.90
Class C	$1,000.00	$ 1,016.11	$8.90
Class I	$1,000.00	$ 1,021.09	$3.88
Class IS	$1,000.00	$ 1,019.85	$5.14
Class R	$1,000.00	$ 1,018.70	$6.29

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.77% for Class B, 1.77% for Class C, 0.77% for Class I, 1.02% for Class IS and 1.25% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2005					Year Ended
CLASS A	(unaudited)	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$23.65	$22.16	$18.86	$22.88	$28.32	$29.11

Income from investment operations
Net investment income (loss)	0.11	(0.04)[3]	(0.02)[3]	0.04[3]	0.02	0.01
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.38	1.53	3.35	(4.02)	(5.44)	(0.79)

Total from investment operations	1.49	1.49	3.33	(3.98)	(5.42)	(0.78)

Distributions to shareholders from
Net investment income	(0.10)	0[4]	(0.03)	(0.04)	(0.02)	(0.01)

Net asset value, end of period	$25.04	$23.65	$22.16	$18.86	$22.88	$28.32

Total return[5]	6.29%	6.73%	17.65%	(17.40%)	(19.15%)	(2.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,365	$4,121	$7,031	$ 626	$ 21	$14
Ratios to average net assets
Expenses[6]	1.07%[7]	1.05%	1.06%	1.01%	1.01%[7]	1.14%[7]
Net investment income (loss)	0.85%[7]	(0.16%)	(0.11%)	0.20%	0.12%[7]	0.14%[7]
Portfolio turnover rate	92%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Amount represents less than $0.005 per share.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2005					Year Ended
CLASS B	(unaudited)	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$23.15	$21.84	$18.72	$22.83	$28.30	$29.11

Income from investment operations
Net investment loss	0.02[3]	(0.22)[3]	(0.16)[3]	(0.15)[3]	(0.02)	(0.01)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.36	1.53	3.29	(3.94)	(5.45)	(0.80)

Total from investment operations	1.38	1.31	3.13	(4.09)	(5.47)	(0.81)

Distributions to shareholders from
Net investment income	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$24.46	$23.15	$21.84	$18.72	$22.83	$28.30

Total return[4]	5.94%	6.00%	16.72%	(17.93%)	(19.32%)	(2.78%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,325	$2,407	$1,795	$ 474	$ 56	$ 31
Ratios to average net assets
Expenses[5]	1.77%[6]	1.78%	1.76%	1.76%	1.72%[6]	1.80%[6]
Net investment income (loss)	0.13%[6]	(0.94%)	(0.80%)	(0.68%)	(0.49%)[6]	(0.31%)[6]
Portfolio turnover rate	92%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2005					Year Ended
CLASS C	(unaudited)	2004	2003	2002	2001[1]	June 30, 2001[2]

Net asset value, beginning of period	$23.16	$21.85	$18.72	$22.84	$28.31	$29.11

Income from investment operations
Net investment loss	0.02[3]	(0.22)[3]	(0.17)[3]	(0.15)[3]	(0.01)	(0.02)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.35	1.53	3.31	(3.95)	(5.46)	(0.78)

Total from investment operations	1.37	1.31	3.14	(4.10)	(5.47)	(0.80)

Distributions to shareholders from
Net investment income	(0.07)	0	(0.01)	(0.02)	0	0

Net asset value, end of period	$24.46	$23.16	$21.85	$18.72	$22.84	$28.31

Total return[4]	5.91%	6.00%	16.77%	(17.97%)	(19.32%)	(2.75%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,013	$2,164	$1,916	$ 242	$ 45	$ 31
Ratios to average net assets
Expenses[5]	1.77%[6]	1.78%	1.77%	1.76%	1.73%[6]	1.93%[6]
Net investment income (loss)	0.17%[6]	(0.94%)	(0.80%)	(0.67%)	(0.53%)[6]	(0.84%)[6]
Portfolio turnover rate	92%	145%	206%	171%	38%	207%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 For the period from May 11, 2001 (commencement of class operations), to June 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months					Year Ended
	Ended	Year Ended September 30,				June 30,
	March 31, 2005
CLASS I	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$23.81	$ 22.26	$ 18.91	$ 22.89	$ 28.32	$ 52.48	$ 41.94

Income from investment operations
Net investment income	0.14	0.02[2]	0.04[2]	0.07[2]	0.03	0.15	0.04
Net realized and unrealized gains
or losses on securities and foreign
currency related transactions	1.39	1.55	3.35	(3.99)	(5.43)	(12.92)	18.58

Total from investment operations	1.53	1.57	3.39	(3.92)	(5.40)	(12.77)	18.62

Distributions to shareholders from
Net investment income	(0.11)	(0.02)	(0.04)	(0.06)	(0.03)	(0.15)	(0.03)
Net realized gains	0	0	0	0	0	(11.24)	(8.05)

Total distributions to shareholders	0	(0.02)	(0.04)	(0.06)	(0.03)	(11.39)	(8.08)

Net asset value, end of period	$25.23	$ 23.81	$ 22.26	$ 18.91	$ 22.89	$ 28.32	$ 52.48

Total return	6.43%	7.06%	17.93%	(17.16%)	(19.08%)	(30.19%)	52.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,611,505	$1,392,850	$1,273,672	$845,179	$625,442	$713,743	$817,618
Ratios to average net assets
Expenses[3]	0.77%[4]	0.78%	0.76%	0.76%	0.73%[4]	0.73%	0.72%
Net investment income	1.16%[4]	0.06%	0.21%	0.31%	0.41%[4]	0.38%	0.80%
Portfolio turnover rate	92%	145%	206%	171%	38%	207%	152%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months					Year Ended
	Ended	Year Ended September 30,				June 30,
	March 31, 2005
CLASS IS	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21	$ 41.83

Income from investment operations
Net investment income (loss)	0.12[2]	(0.05)[2]	(0.01)[2]	0.01[2]	0.01	0.09	(0.05)
Net realized and unrealized gains
or losses on securities and foreign
currency related transactions	1.36	1.55	3.32	(3.96)	(5.38)	(12.89)	18.48

Total from investment operations	1.48	1.50	3.31	(3.95)	(5.37)	(12.80)	18.43

Distributions to shareholders from
Net investment income	(0.10)	0[3]	(0.03)	(0.04)	(0.02)	(0.07)	0
Net realized gains	0	0	0	0	0	(11.24)	(8.05)

Total distributions to shareholders	0	0	(0.03)	(0.04)	(0.02)	(11.31)	(8.05)

Net asset value, end of period	$24.88	$ 23.50	$ 22.00	$ 18.72	$ 22.71	$ 28.10	$ 52.21

Total return	6.30%	6.83%	17.68%	(17.40%)	(19.13%)	(30.39%)	51.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,702	$16,905	$14,924	$14,142	$15,082	$19,508	$23,719
Ratios to average net assets
Expenses[4]	1.02%[5]	1.03%	1.01%	1.01%	0.98%[5]	0.98%	0.97%
Net investment income (loss)	0.93%[5]	(0.19%)	(0.04%)	0.04%	0.15%[5]	0.14%	(0.17%)
Portfolio turnover rate	92%	145%	206%	171%	38%	207%	152%

1 For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	March 31, 2005	September 30,
CLASS R	(unaudited)	2004[1]

Net asset value, beginning of period	$23.77	$23.27

Income from investment operations
Net investment income (loss)	0.09[2]	(0.05)[2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.38	0.55

Total from investment operations	1.47	0.50

Distributions to shareholders from
Net investment income	(0.10)	0

Net asset value, end of period	$25.14	$23.77

Total return	6.17%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$3	$1
Ratios to average net assets
Expenses[3]	1.25%[4]	1.05%[4]
Net investment income (loss)	0.73%[4]	(0.20%)[4]
Portfolio turnover rate	92%	145%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 13.2%
Hotels, Restaurants & Leisure 3.8%
Hilton Hotels Corp.	1,176,900	$26,303,715
Starbucks Corp. *	451,475	23,323,198
Station Casinos, Inc.	181,150	12,236,683

		61,863,596

Internet & Catalog Retail 2.2%
eBay, Inc. *	957,325	35,669,929

Media 2.0%
Getty Images, Inc. * (p)	465,951	33,133,776

Multi-line Retail 0.6%
Nordstrom, Inc.	168,800	9,348,144

Specialty Retail 3.1%
Best Buy Co., Inc.	376,180	20,317,482
Lowe’s Companies, Inc.	215,195	12,285,483
PETCO Animal Supplies, Inc. *	514,656	18,944,487

		51,547,452

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	421,350	23,861,050

CONSUMER STAPLES 7.3%
Beverages 0.1%
PepsiCo, Inc.	27,000	1,431,810

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	29,000	1,281,220
CVS Corp.	415,025	21,838,615

		23,119,835

Food Products 1.2%
Kellogg Co.	451,925	19,554,795

Household Products 2.6%
Procter & Gamble Co.	817,333	43,318,649

Personal Products 1.3%
Avon Products, Inc.	478,570	20,549,796

Tobacco 0.7%
Altria Group, Inc.	180,600	11,809,434

ENERGY 4.0%
Energy Equipment & Services 1.5%
Halliburton Co.	572,895	24,777,709

Oil & Gas 2.5%
ChevronTexaco Corp.	308,295	17,976,681
Exxon Mobil Corp.	385,570	22,979,972

		40,956,653

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

		Shares	Value

COMMON STOCKS continued
FINANCIALS 5.5%
Capital Markets 3.2%
Franklin Resources, Inc.		274,950	$18,875,317
Morgan Stanley		296,660	16,983,785
T. Rowe Price Group, Inc. (p)		285,839	16,973,120

			52,832,222

Consumer Finance 2.3%
American Express Co.		737,566	37,888,766

Real Estate 0.0%
Franklin Capital Associates LP (h) +		500,000	24,290

HEALTH CARE 27.9%
Biotechnology 3.3%
Biogen Idec, Inc. *		230,532	7,955,659
Genentech, Inc. *		434,450	24,594,215
Gilead Sciences, Inc. *		574,500	20,567,100

			53,116,974

Health Care Equipment & Supplies	7.7%
Kinetic Concepts, Inc. *		526,593	31,411,272
Medtronic, Inc.		784,675	39,979,191
Varian Medical Systems, Inc.		663,465	22,743,580
Waters Corp. *		358,525	12,831,610
Zimmer Holdings, Inc. *		248,150	19,308,552

			126,274,205

Health Care Providers & Services 8.3%
Caremark Rx, Inc. *		395,225	15,722,050
Patterson Companies, Inc. * (p)		342,145	17,090,143
UnitedHealth Group, Inc.		536,050	51,128,449
VCA Antech, Inc. * (p)		739,088	14,951,750
WellPoint, Inc. *		297,930	37,345,526

			136,237,918

Pharmaceuticals 8.6%
Johnson & Johnson		870,645	58,472,518
Novartis AG, ADR		503,562	23,556,631
Pfizer, Inc.		2,221,011	58,345,959

			140,375,108

INDUSTRIALS 16.0%
Aerospace & Defense 4.9%
Boeing Co.		484,275	28,310,717
General Dynamics Corp.		160,100	17,138,705
Rockwell Collins, Inc.		263,015	12,516,884
United Technologies Corp.		216,220	21,980,925

			79,947,231

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.9%
Cendant Corp.	1,037,625	$21,312,818
Corporate Executive Board Co.	161,980	10,358,621

		31,671,439

Industrial Conglomerates 7.6%
3M Co.	436,350	37,390,831
General Electric Co.	1,310,996	47,274,516
Textron, Inc.	209,300	15,617,966
Tyco International, Ltd.	728,250	24,614,850

		124,898,163

Machinery 1.6%
Ingersoll-Rand Co., Ltd., Class A	320,879	25,558,012

INFORMATION TECHNOLOGY 19.5%
Communications Equipment 5.9%
Cisco Systems, Inc. *	998,420	17,861,734
Motorola, Inc.	2,543,405	38,074,773
QUALCOMM, Inc.	631,659	23,150,302
Research In Motion, Ltd. *	233,475	17,842,159

		96,928,968

Computers & Peripherals 6.0%
Avid Technology, Inc. * (p)	495,225	26,801,577
Dell, Inc. *	1,188,550	45,664,091
EMC Corp. *	2,042,210	25,160,027

		97,625,695

Internet Software & Services 2.6%
Google, Inc., Class A *	83,000	14,982,330
Yahoo!, Inc. *	820,435	27,812,747

		42,795,077

Office Electronics 1.7%
Zebra Technologies Corp., Class A *	581,645	27,622,321

Semiconductors & Semiconductor Equipment 3.3%
Linear Technology Corp.	785,220	30,081,778
Maxim Integrated Products, Inc.	599,655	24,507,900

		54,589,678

MATERIALS 1.5%
Chemicals 1.5%
Praxair, Inc.	515,290	24,661,779

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Citizens Communications Co.	1,339,075	17,327,631

Total Common Stocks (cost $1,454,374,693)		1,571,318,105

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional Money Market Fund ø	64,478,088	$64,478,088
Navigator Prime Portfolio (pp)	23,984,637	23,984,637

Total Short-Term Investments (cost $88,462,725)		88,462,725

Total Investments (cost $1,542,837,418) 101.4%		1,659,780,830
Other Assets and Liabilities (1.4%)		(22,868,180)

Net Assets 100.0%		$1,636,912,650

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of
Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2005:
Health Care	29.0%
Information Technology	20.3%
Industrials	16.6%
Consumer Discretionary	13.7%
Consumer Staples	7.7%
Financials	5.8%
Energy	4.2%
Materials	1.6%
Telecommunication Services	1.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,542,837,418) including
$23,450,943 of securities loaned	$1,659,780,830
Receivable for Fund shares sold	1,678,457
Dividends receivable	2,147,785
Receivable for securities lending income	13,488
Prepaid expenses and other assets	77,471

Total assets	1,663,698,031

Liabilities
Payable for securities purchased	1,439,351
Payable for Fund shares redeemed	1,184,436
Payable for securities on loan	23,984,637
Advisory fee payable	27,619
Distribution Plan expenses payable	269
Due to other related parties	31,909
Accrued expenses and other liabilities	117,160

Total liabilities	26,785,381

Net assets	$1,636,912,650

Net assets represented by
Paid-in capital	$1,892,752,262
Undistributed net investment income	2,105,262
Accumulated net realized losses on securities and foreign currency related transactions	(374,888,286)
Net unrealized gains on securities	116,943,412

Total net assets	$1,636,912,650

Net assets consists of
Class A	$4,364,757
Class B	2,324,864
Class C	2,013,396
Class I	1,611,505,481
Class IS	16,701,613
Class R	2,539

Total net assets	$1,636,912,650

Shares outstanding
Class A	174,280
Class B	95,064
Class C	82,304
Class I	63,860,462
Class IS	671,236
Class R	101

Net asset value per share
Class A	$25.04
Class A — Offering price (based on sales charge of 5.75%)	$26.57
Class B	$24.46
Class C	$24.46
Class I	$25.23
Class IS	$24.88
Class R	$25.14

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $86,017)	$14,654,818

Expenses
Advisory fee	4,687,882
Distribution Plan expenses
Class A	6,340
Class B	11,970
Class C	10,708
Class IS	21,182
Class R	2
Administrative services fee	756,101
Transfer agent fees	87,417
Trustees’ fees and expenses	9,907
Printing and postage expenses	29,445
Custodian and accounting fees	193,115
Registration and filing fees	57,802
Professional fees	19,504
Other	19,789

Total expenses	5,911,164
Less: Expense reductions	(5,380)
Expense reimbursements	(296)

Net expenses	5,905,488

Net investment income	8,749,330

Net realized and unrealized gains or losses on securities
Net realized gains on securities	57,319,110
Net change in unrealized gains or losses on securities	24,753,672

Net realized and unrealized gains or losses on securities	82,072,782

Net increase in net assets resulting from operations	$90,822,112

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004 (a)

Operations
Net investment income		$8,749,330		$795,092
Net realized gains on securities		57,319,110		100,730,911
Net change in unrealized gains or
losses on securities		24,753,672		(12,972,823)

Net increase in net assets resulting
from operations		90,822,112		88,553,180

Distributions to shareholders from
Net investment income
Class A		(16,462)		(121)
Class B		(6,241)		0
Class C		(6,067)		0
Class I		(6,520,169)		(1,204,438)
Class IS		(66,155)		(1,933)
Class R		(4)		0

Total distributions to shareholders		(6,615,098)		(1,206,492)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	36,282	909,282	168,222	4,071,716
Class B	18,764	451,737	48,713	1,157,472
Class C	3,290	80,470	55,113	1,335,350
Class I	7,537,989	190,599,216	17,161,663	416,075,138
Class IS	221,239	5,528,386	559,351	13,374,914
Class R	61	1,523	43	1,000

		197,570,614		436,015,590

Net asset value of shares issued in
reinvestment of distributions
Class A	588	14,679	4	103
Class B	228	5,578	0	0
Class C	222	5,433	0	0
Class I	66,779	1,677,472	13,834	341,504
Class IS	1,734	42,981	53	1,300

		1,746,143		342,907

Automatic conversion of Class B shares
to Class A shares
Class A	1,710	43,180	729	17,650
Class B	(1,749)	(43,180)	(741)	(17,650)

		0		0

Payment for shares redeemed
Class A	(38,531)	(946,283)	(312,029)	(7,367,639)
Class B	(26,141)	(636,866)	(26,218)	(622,657)
Class C	(14,673)	(358,451)	(49,342)	(1,164,182)
Class I	(5,132,661)	(129,622,808)	(15,895,156)	(383,042,558)
Class IS	(271,230)	(6,721,063)	(518,291)	(12,399,249)
Class R	(3)	(76)	0	0

		(138,285,547)		(404,596,285)

Net asset value of shares issued
in acquisition
Class I	2,887,492	73,225,955	0	0

Net increase in net assets resulting
from capital share transactions		134,257,165		31,762,212

Total increase in net assets		218,464,179		119,108,900
Net assets
Beginning of period		1,418,448,471		1,299,339,571

End of period		$1,636,912,650		$1,418,448,471

Undistributed (overdistributed)
net investment income		$2,105,262		$(28,970)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Growth Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC reimbursed expenses in the amount of $296.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $40,625 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $878 from the sale of Class A shares, and $8,687 and $197 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Growth Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of SouthTrust Growth Fund at an exchange ratio of 0.29 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $14,606,229. The aggregate net assets of the Fund and SouthTrust Growth Fund immediately prior to the acquisition were $1,575,479,499 and $73,225,955, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,648,705,454.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,381,938,008 and $1,332,770,358, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $23,450,943 and $23,984,637, respectively. During the six months ended March 31, 2005, the Fund earned $28,952 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,551,044,591. The gross unrealized appreciation and depreciation on securities based on tax cost was $141,301,235 and $32,564,996, respectively, with a net unrealized appreciation of $108,736,239.

As of September 30, 2004, the Fund had $424,775,025 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 46,654,880	$157,308,637	$ 76,378,670	$ 144,432,838

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566386 rv2 5/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: May 27, 2005